Forward Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement [Abstract]
Forward Purchase Agreement

10. Forward Purchase Agreement

On November 7, 2024, ACAB and Legacy Abpro entered into a Confirmation of an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement” or “Transaction”) with YA (the “Seller”) to which a maximum of up to 16,667 shares of common stock were subject to the Transaction. At the Closing Date, the Seller purchased 3,333 shares from third parties (“Recycled Shares”), pursuant to the pricing date notice dated November 12, 2024 and paid approximately $1,100 (the “Prepayment Amount”) equal to $340.80 per Recycled Share (the “Initial Price”) to the redeeming shareholders. Pursuant to the terms of the Forward Purchase Agreement, at the Closing Date, the Company remitted the Prepayment Amount into an escrow account for the benefit of the Seller.

The number of Recycled Shares subject to the Forward Purchase Agreement was also subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” below. The contract was to settle based on the settlement terms discussed below.

Optional Early Termination

From time to time and on any date following the Closing Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement (“Optional Early Termination”), the Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Company (the “OET Notice”), by no later than the next payment date following the OET Date, (which will specify the quantity by which the Number of Shares will be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice would be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Company would be entitled to an amount from the Seller, and the Seller would pay to the Company an amount, equal to the product of (x) the number of Terminated Shares and (y) the reset price in respect of such OET Date.

The reset price (the “Reset Price”) was initially $300.00. The Reset Price was subject to reset on a weekly basis commencing with the first full week following the Closing Date, to be the lowest of (a) the then current Reset Price, (b) $300.00 and (c) the VWAP price of the shares of the last 3 trading days in such week; provided, that in the event of a dilutive offering by the Company, the Reset Price will also be reduced to equal the effective price per share in such dilutive offering immediately upon the occurrence of such dilutive offering.

Settlement

On the Cash Settlement Payment Date, which is the tenth local business day immediately following the Valuation Date (defined below), the Seller had to remit to the Company a cash amount (the “Settlement Amount”) equal to (i) the Number of Shares as of the Valuation Date, multiplied by (ii) the difference of (a) the volume weighted daily VWAP price over the Valuation Period, less (b) $15.00, and the Seller will not otherwise be required to return to the Counterparty any of the Prepayment Amount. In the event that the difference of (a) the volume weighted daily VWAP Price over the Valuation Period, less (b) $15.00. If the Settlement Amount is equal to or less than $0, then the Settlement Amount shall be $0. The “Valuation Date” is the earliest to occur of (a) the date that is 3 months after the Closing Date and (b) the date specified by the Seller in a written notice to be delivered to the Company at the Seller’s discretion (which Valuation Date will not be earlier than the day such notice is effective) after the occurrence of any of (x) a VWAP Trigger Event, (y) a Delisting Event or (z) unless otherwise specified therein, upon any Additional Termination Event (defined below). Each of the following was to constitute an Additional Termination Event; (a) The Merger Agreement is terminated pursuant to its terms prior to the closing of the Merger; and (b) if it is, or, as a consequence of a change in law, regulation or interpretation, it becomes or will become, unlawful for the Seller to perform any of its obligations contemplated by the Transaction.

On January 28, 2025, YA elected to effect an Optional Early Termination with respect to all 3,333 shares subject to the Forward Purchase Agreement which terminated the agreement as a whole. YA paid the Company the Early Termination Obligation in the aggregate amount of $132, based on the Reset Price of $39.60 in effect on January 28, 2025.

The Forward Purchase Agreement was accounted for at fair value as an asset in accordance with the guidance in ASC Topic No. 815 Derivatives and Hedging (“ASC 815”), with subsequent changes in the fair value recorded in profits and losses. The fair value of the Forward Purchase Agreement asset was $494, $155 and $132 as of November 13, 2024, December 31, 2024 and the settlement date, respectively. The loss on the change in the fair value of $0 and $23 was recorded in other (expense) income for the three and six months ended June 30, 2025, respectively.

11.	Forward Purchase Agreement

On November 7, 2024, ACAB and Legacy Abpro entered into a Confirmation of an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement” or “Transaction”) with YA (the “Seller”) to which a maximum of up to 16,667 common stock shares will be subject. At the Closing Date, the Seller purchased 3,333 shares from third parties (“Recycled Shares”), pursuant to the pricing date notice dated November 12, 2024 and paid approximately $1.1 million (the “Prepayment Amount”) equal to $340.80 per Recycled Share (the “Initial Price”) to the redeeming shareholders. Pursuant to the terms of the Forward Purchase Agreement, at the Closing Date, the Company remitted the Prepayment Amount into an escrow account for the benefit of the Seller.

The number of Recycled Shares subject to the Forward Purchase Agreement was also subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” as discussed below. The contract was to settle based on the settlement terms discussed below.

Optional Early Termination

From time to time and on any date following the Closing Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement (“Optional Early Termination”), the Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Company (the “OET Notice”), by no later than the next payment date following the OET Date, (which will specify the quantity by which the Number of Shares will be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice would be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Company would be entitled to an amount from the Seller, and the Seller would pay to the Company an amount, equal to the product of (x) the number of Terminated Shares and (y) the reset price in respect of such OET Date.

The reset price (the “Reset Price”) was initially $300.00. The Reset Price was subject to reset on a weekly basis commencing with the first full week following the Closing Date, to be the lowest of (a) the then current Reset Price, (b) $300.00 and (c) the VWAP price of the shares of the last 3 trading days in such week; provided, that in the event of a dilutive offering by the Company, the Reset Price will also be reduced to equal the effective price per share in such dilutive offering immediately upon the occurrence of such dilutive offering.

Settlement

On the Cash Settlement Payment Date, which is the tenth local business day immediately following the Valuation Date (defined below), the Seller had to remit to the Company a cash amount (the “Settlement Amount”) equal to (i) the Number of Shares as of the Valuation Date, multiplied by (ii) the difference of (a) the volume weighted daily VWAP price over the Valuation Period, less (b) $15.00, and the Seller will not otherwise be required to return to the Counterparty any of the Prepayment Amount. In the event that the difference of (a) the volume weighted daily VWAP Price over the Valuation Period, less (b) $15.00, is equal to or less than $0, then the Settlement Amount shall be $0. The “Valuation Date” is the earliest to occur of (a) the date that is 3 months after the Closing Date and (b) the date specified by the Seller in a written notice to be delivered to the Company at the Seller’s discretion (which Valuation Date will not be earlier than the day such notice is effective) after the occurrence of any of (x) a VWAP Trigger Event, (y) a Delisting Event or (z) unless otherwise specified therein, upon any Additional Termination Event (defined below). Each of the following was to constitute an Additional Termination Event; (a) The Merger Agreement is terminated pursuant to its terms prior to the closing of the Merger; and (b) If it is, or, as a consequence of a change in law, regulation or interpretation, it becomes or will become, unlawful for the Seller to perform any of its obligations contemplated by the Transaction.

The Forward Purchase Agreement was accounted for at fair value as an asset in accordance with the guidance in ASC 815, with subsequent changes in the fair value recorded in profits and losses. The fair value of the Forward Purchase Agreement asset was $494 and $155 as of November 13, 2024 and December 31, 2024, respectively. The loss on the change in the fair value of $339 was recorded in other (expense) income during the year ended December 31, 2024.

On January 28, 2025, YA elected to effect an Optional Early Termination with respect to all 3,333 Shares subject to the Forward Purchase Agreement which terminated the agreement as a whole. YA paid the Company the Early Termination Obligation in the aggregate amount of $132, based on the Reset Price of $39.60 in effect on January 28, 2025.